Pacific Financial Group MUTUAL FUNDS

PROSPECTUS

April 17, 2020

PFG American Funds Growth Strategy Fund	Class R Shares PFGGX

PFG American Funds Conservative Income Strategy Fund	Class R Shares PFCOX

PFG BR Equity ESG Strategy Fund (f/k/a PFG BR Equity ETF Strategy Fund)	Class R Shares PFESX

PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)	Class R Shares PFFSX

PFG Fidelity Institutional AM® Equity Index Strategy Fund (f/k/a PFG Equity Index Focused Strategy Fund)	Class R Shares PFFFX

PFG Tactical Income Strategy Fund	Class R Shares PFTSX

Investment Adviser

Pacific Financial Group, LLC

2077 West Coast Highway

Newport Beach, CA 92663

www.TPFG.com 1-888-451-TPFG

This Prospectus provides important information about the Funds that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.TPFG.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling 1-888-451-TPFG. Your election to receive reports in paper will apply to all funds held with the fund complex.

TABLE OF CONTENTS

FUND SUMMARY: PFG American Funds Growth Strategy Fund	1
FUND SUMMARY: PFG American Funds Conservative Income Strategy Fund	5
FUND SUMMARY: PFG BR Equity ESG Strategy Fund(f/k/a PFG BR Equity ETF Strategy Fund)	9
FUND SUMMARY: PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)	14
FUND SUMMARY: PFG Fidelity Institutional AM® Equity Index Strategy Fund (f/k/a PFG Equity Index Focused Strategy Fund)	18
FUND SUMMARY: PFG Tactical Income Strategy Fund	22
ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS	26
Investment Objective	26
Principal Investment Strategies	26
Principal Investment Risks	27
Temporary Investments	29
Cybersecurity	29
Portfolio Holdings Disclosure	30
MANAGEMENT	31
Investment Adviser	31
Portfolio Managers	31
HOW SHARES ARE PRICED	32
HOW TO PURCHASE SHARES	33
HOW TO REDEEM SHARES	35
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES	37
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS	38
DISTRIBUTION OF SHARES	39
Distributor	39
Distribution Fees	39
Additional Compensation to Financial Intermediaries	39
Householding	39
FINANCIAL HIGHLIGHTS	39
PRIVACY NOTICE	40

FUND SUMMARY – PFG AMERICAN FUNDS® GROWTH STRATEGY

Investment Objective: The Fund seeks capital growth.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.38%
Total Annual Fund Operating Expenses	2.43%
(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$246	$758

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds that are managed by Capital Research and Management (“Capital Research”), under normal circumstances (“American Underlying Funds”).

In selecting American Underlying Funds to purchase or sell, on behalf of the Fund, Pacific Financial Group, LLC (the “Adviser”) utilizes information provided by Capital Research, the investment adviser to the American Underlying Funds. The information provided includes data and analysis about the American Underlying Funds and the methodology used in selecting securities for the American Underlying Funds.

The Fund pursues a strategy of long-term growth, by investing in American Underlying Funds that invest primarily in U.S. equity securities of any market capitalization. The Fund also invests in American Underlying Funds that invest in both U.S. and foreign equity securities.

Under normal market circumstances, the Fund invests approximately 50% of its assets in American Underlying Funds that invest solely in U.S. equity securities, with a focus on companies with sound fundamentals, indicative of long-term growth, as well as in potential turnaround situations. The balance of Fund assets will typically be invested in American Underlying Funds that focus

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on both U.S. and foreign equities which appear to be undervalued or overlooked, with the potential for long term growth, along with a portion of investments in smaller cap stocks that are expected to grow.

In addition, in selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser intends to take a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund principally through its investments in American Underlying Funds and the securities held by those American Underlying Funds.

•	Emerging Markets Risk. An American Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to
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changing economic, political or market conditions.
•	Foreign Risk. An American Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Large Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved with investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove to be accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of the American Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium Capitalization Stock Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the American Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in American Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The American Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and may be higher than other mutual funds that
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invest directly in equity securities. Each of the American Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each American Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds’ assets , under normal market circumstances, increases the Fund’s investment risk.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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FUND SUMMARY – PFG AMERICAN FUNDS® CONSERVATIVE INCOME STRATEGY

Investment Objective: The Fund seeks current income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.29%
Total Annual Fund Operating Expenses	2.34%
(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$237	$730

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts for borrowing, in shares of mutual funds advised by Capital Research and Management Company (“Capital Research”), under normal market circumstances, (“American Underlying Funds”).

In selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes Information provided by Capital Research. The information provided includes data and analysis about the American Underlying Funds and the methodology used in selecting securities for the American Underlying Funds.

The Fund seeks to provide current income, while maintaining limited price volatility. Under normal market circumstances, the Fund invests more than half of its assets in American Underlying Funds that invest solely in fixed income securities. The fixed income securities generally consist of investment-grade bonds or bonds of intermediate or short maturities. The Fund considers bonds to be investment-grade if they are rated Baa3 or higher by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization, at the time of investment.

The balance of Fund assets will typically be invested in American Underlying Funds that utilize an asset allocation approach to

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investing, with a focus on investing in equity securities that pay dividends and in investment grade bonds.

In selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes Information provided by Capital Research. The information provided includes data and analysis about the American Underlying Funds and the methodology used in selecting securities for the American Underlying Funds.

In addition, in selecting American Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. For this Fund, the Adviser’s goal is to limit the Fund’s maximum range of total returns, over a twelve month period, to a gain or a loss of less than 15%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser intends to take a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in American Underlying Funds and the securities held by American Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In
6

general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
•	Foreign Risk. An American Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of American Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Portfolio Turnover Risk. As a Fund principally investing in American Underlying Funds, higher portfolio turnover within the American Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in American Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the American Underlying Funds. Because the Adviser will not know the current portfolio holdings of the American Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in American Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The Fund’s investments in the American Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The American Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the American Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the American Underlying Funds is subject to its own investment strategy-specific risks. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in American Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

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Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

8

FUND SUMMARY – PFG BR equity ESG StrATEGY (f/k/a PFG BR Equity ETF Strategy Fund)

Investment Objective: The Fund seeks growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.21%
Total Annual Fund Operating Expenses	2.26%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$229	$706

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in the shares of exchange traded funds (“ETFs”) that are part of the iShares® complex of ETFs managed by BlackRock Fund Advisors, LLC (“BlackRock”), under normal market circumstances, (“BlackRock Underlying Funds”). In addition, the Fund intends to invest at least 80% of its net assets, plus any amounts of borrowing, in BlackRock Underlying Funds that invest primarily in equity securities. The Fund defines equity securities as BlackRock Underlying Funds that invest primarily in stocks. Equity investments will include U.S. equity securities, foreign equity securities and emerging market equity securities. The Fund considers emerging market countries to be those represented in the MSCI Emerging Markets Index.

Further, the Fund intends to focus its investments in BlackRock Underlying Funds that emphasize Environmental, Social and Governance (ESG) factors in selecting equity securities. Increasingly, company valuations have become dependent on intangible assets. ESG metrics provide a perspective on certain of these intangible assets, such as brand value and reputation, by measuring decisions taken by company management that impact operational efficiency and future strategic decisions.

In selecting BlackRock Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser utilizes research services provided by BlackRock. The information provided includes data and analysis about the BlackRock Underlying Funds and the methodology used in selecting securities for the BlackRock Underlying Funds.

9

In addition, in selecting BlackRock Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing, moderately changing the Fund’s investments and/or asset allocation, based on market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in BlackRock Underlying Funds and the securities held by BlackRock Underlying Funds.

•	Emerging Markets Risk. A BlackRock Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.

10

•	ETF Structure Risk. The Fund invests 80% of its assets into the Underlying ETFs and as a result is subject to special risks, including:

o	Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the BlackRock Underlying Funds’ shares may not be developed or maintained. If the BlackRock Underlying Funds’ shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the BlackRock Underlying Funds’ shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the BlackRock Underlying Funds’ shares. This could lead to differences between market price and underlying value of shares.

o	Liquidity Risk. In stressed market conditions, the market for the BlackRock Underlying Funds’ shares may become less liquid in response to deteriorating liquidity in the market for the Fund’s underlying holdings. This adverse effect on the liquidity of the BlackRock Underlying Funds’ shares may, in turn, lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.

o	Cash Transaction Risk. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the BlackRock Underlying Funds to incur additional costs including brokerage costs and taxable capital gains or losses that the BlackRock Underlying Funds may not have incurred if the Underlying ETF had made redemptions in-kind.

o	Market Price Variance Risk. When all or a portion of an BlackRock Underlying Funds’ underlying securities trade in a market that is closed when the market for the BlackRock Underlying Funds’ shares is open, there may be changes from the last quote of the closed market and the quote from the BlackRock Underlying Funds’ domestic trading day, which could lead to differences between the market value of the BlackRock Underlying Funds’ shares and the BlackRock Underlying Funds’ net asset value.
•	ETF Risks. The market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Foreign Risk. A BlackRock Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Large Capitalization Stock Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of BlackRock Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.
11

•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium Capitalization Stock Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Passive Investment Risk. The BlackRock Underlying Funds are not actively managed, and BlackRock generally does not attempt to take defensive positions under any market conditions, including declining markets.
•	Portfolio Turnover Risk. As a Fund principally investing in BlackRock Underlying Funds, higher portfolio turnover within the by BlackRock Underlying Funds will result in higher transactional and brokerage costs for the by BlackRock Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s maximum volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in BlackRock Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the BlackRock Underlying Funds. Because the Adviser will not know the current portfolio holdings of the BlackRock Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in BlackRock Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The Fund’s investments in the BlackRock Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The BlackRock Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the BlackRock Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the BlackRock Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each BlackRock Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in BlackRock Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

12

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

13

FUND SUMMARY – PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund )

Investment Objective: The Fund seeks growth of capital.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.39%
Total Annual Fund Operating Expenses	2.44%
(1)	Estimated for the current fiscal period. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$247	$761

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in mutual funds and exchange traded funds (“Underlying Funds”) that invest primarily in U.S. equity securities of varying market capitalizations, under normal market circumstances. The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks.

In pursuing its investment strategies, the Fund intends to invest primarily in mutual funds and exchange-traded funds that are part of the Fidelity Investments complex of funds (“Fidelity Underlying Funds”). The Fund’s investment adviser, Pacific Financial Group, LLC (the “Adviser”), shall be solely responsible for selecting Fidelity Underlying Funds and for deciding when to purchase or sell any specific Fidelity Underlying Fund. The Adviser also intends to invest in mutual funds and exchange-traded funds that are managed by other investment advisers (“Other Underlying Funds”).

To achieve the Fund’s objective, the Adviser intends to focus on changes in the business cycle, or shifts in the economy, over an intermediate period of time. Based on the Adviser’s assessment of the different stages of a business cycle, the Adviser will select Fidelity Underlying Funds and Other Underlying Funds that focus on business sectors that have historically performed well, during a specific stage of a business cycle. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying

14

Funds that include actively managed funds and passive funds (including index funds and exchange traded funds).

The Adviser’s business cycle approach to sector investing uses various forms of analysis to determine the shifting phases of the economy. After a shift in the economy takes place, this analysis then provides a framework for allocating to sectors according to the likelihood that they will outperform or underperform, given the new economic environment.

In addition, in selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds and the Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the different stages of a business cycle and the Adviser’s judgment of which business sectors are likely to perform during different stages of a business cycle. In addition, as a Fund investing over 80% of net assets in Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds and Other Underlying

15

Funds, and the securities held by such Underlying Funds.

•	ETF Risks. The market value of ETF shares may differ from their net asset value. This difference in price may reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Large Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in large capitalization companies. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Fidelity Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
•	Passive Investment Risk. The Underlying Funds are not actively managed, and the investment adviser of an Underlying Funds generally does not attempt to take defensive positions under any market conditions, including declining markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Fidelity Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Fidelity Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies
16

may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Fidelity Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the by Fidelity Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Fidelity Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

17

FUND SUMMARY – PFG Fidelity Institutional AM® Equity Index Strategy Fund (f/k/a PFG Equity Index Focused Strategy Fund)

Investment Objective: The Fund seeks total return.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.10%
Total Annual Fund Operating Expenses	2.15%
(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$218	$673

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any amounts of borrowing, in exchange traded funds (“Underlying Funds”) that invest primarily in U.S. equity securities of varying market capitalizations, under normal market circumstances. The Fund defines equity securities as stocks and Underlying Funds that invest primarily in stocks.

In pursuing its investment strategies, the Fund intends to invest primarily in exchange-traded funds that are part of the Fidelity Investments complex of funds (“Fidelity Underlying Funds”). The Fund’s investment adviser, Pacific Financial Group, LLC (the “Adviser”), shall be solely responsible for selecting Fidelity Underlying Funds and for deciding when to purchase or sell any specific Fidelity Underlying Fund. The Adviser also intends to invest in exchange-traded funds that are managed by other investment advisers (“Other Underlying Funds”).

To achieve the Fund’s objective, the Adviser intends to focus on Fidelity Underlying Funds and Other Underlying Funds that invest in equity indices that the Adviser believes will produce enhanced risk-adjusted returns, in light of market circumstances. The Adviser intends to invest in Fidelity Underlying Funds and Other Underlying Funds that are passively managed and that are

18

designed to track a specific equity index. Equity indices will include those that are focused on specific market capitalizations, specific investment styles (for example, growth or value), or limits on expected volatility. There are no restrictions on the type of equity index that the Advisor may choose to invest in.

In addition, in selecting Fidelity Underlying Funds and Other Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis.” The Adviser’s “Rational Analysis” investment approach relies on Fundamental Analysis, Technical Analysis, and Quantitative Studies in selecting positions.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. As estimated by RiskPro®, the Fund’s total return, over a twelve-month period, can exceed a loss or gain of more than 30%. The Fund is designed for investors that are willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500, as the Fund’s returns can range from a loss in excess of 30% to a gain in excess of 30%. Depending on market conditions, the Fund’s potential gain or loss, as estimated by RiskPro®, may be below 30% from time to time.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The principal investment risks to the Fund will result from the investment risks of the Fidelity Underlying Funds and Other Underlying Funds. For this Fund, the principal risks include the Adviser’s judgment of the appropriate equity indices to invest in, at any particular time. In addition, as a Fund investing over 80% of net assets in Underlying Funds that invest primarily in equity securities, the risks of investing in equity securities, as described below, present an additional principal investment risk for this Fund. In summary, the following risks apply to the Fund through its investments in Fidelity Underlying Funds and Other Underlying Funds, and the securities held by such Underlying Funds.

•	Emerging Markets Risk. An Underlying Fund may invest in emerging market countries. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder
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rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Emerging market securities also tend to be less liquid.
•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
•	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.
•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.
•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of the particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. Research utilized by the Adviser from the research provider may not prove accurate with respect to economic and market forecasts. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Fidelity Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses.
•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.
•	Medium Capitalization Stock Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in medium capitalization companies. The earnings and prospects of medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

•	Passive Investment Risk. The Underlying Funds are not actively managed, and the investment adviser of an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.
•	Portfolio Turnover Risk. As a Fund principally investing in Fidelity Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.
•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Fidelity Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Fidelity Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Fidelity Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.
•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.
•	Small Cap Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.
•	Underlying Funds Risk. The Fidelity Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Fidelity Underlying Funds and may be higher than other mutual funds that
20

invest directly in stocks and bonds. Each of the Fidelity Underlying Funds is subject to the principal investment risks described in this section, as well as investment strategy-specific risks of each Underlying Fund. Further, the Fund’s concentration in investing at least 80% of the Fund’s assets in Fidelity Underlying Funds, under normal market circumstances, increases the Fund’s investment risk.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

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FUND SUMMARY – PFG TACTICAL INCOME StrATEGY

Investment Objective: The Fund seeks current income.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about these fees and expenses is available from your financial professional and in How to Purchase Shares on page 33 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class R
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of the original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.25%
Distribution (12b-1) Fees	0.10%
Administrative Services Fee	0.70%
Acquired Fund Fees and Expenses (1)	0.50%
Total Annual Fund Operating Expenses	2.55%
(2)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange-traded funds.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years
R	$258	$793

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies: The Fund seeks to achieve its investment objective by primarily investing in the shares of exchange traded funds and open-end investment companies (“Underlying Funds”) with each Underlying Fund investing primarily in, or are otherwise exposed to, domestic and foreign fixed income securities. Fixed income securities may be of any maturity or credit rating, including high-yield bonds (also known as “junk bonds”).

The Fund defines high-yield fixed income securities as corporate bonds or other bonds or debt instruments that are generally rated lower than Baa3 by Moody’s Investors Service, Inc. (“Moody’s”).

The Adviser intends to take a tactical approach to managing the Fund. If the Adviser believes that the market conditions are unfavorable for having investment exposure to fixed income securities, the Adviser may allocate the Fund’s assets into money market funds or other cash equivalents. During such unfavorable market conditions, the Fund may invest up to 100% of its net assets in money market funds or other cash equivalents.

In addition, in selecting Underlying Funds to purchase or sell, on behalf of the Fund, the Adviser uses a proprietary investment analysis called “Rational Analysis”. “Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

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•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others. A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

The Adviser believes that each approach provides useful information about the value, or likely future performance, of a security (or, a portfolio of securities). Rather than relying solely on one approach, the Adviser seeks to blend together the most useful information from each approach (depending on a particular security, or a specific portfolio of securities) into what the Adviser believes is a “Rational” approach to investment decision making.

Further, in managing the Fund’s level of investment risk, the Adviser utilizes RiskPro®, a software technology developed by ProTools, LLC, an affiliate of the Adviser. Based on proprietary algorithms, RiskPro® provides an estimate of the range of gain or loss of a portfolio of securities over a forward-looking rolling twelve-month period. The higher the RiskPro estimate, the greater the level of volatility that the Fund may experience over a twelve-month period. As a result, investors may select investments that are designed to be aligned with their level of comfort with investment risk. RiskPro’s algorithms take into account, among other factors, the volatility of the portfolio over the prior twelve months; a comparison of the portfolio’s volatility over the prior twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index.

The Adviser utilizes RiskPro to manage the Fund’s volatility as a whole, and to assess the impact of the Fund’s investment in Underlying Funds. The Adviser does not, however, use RiskPro to identify specific Underlying Funds (or individual securities) in which to invest, on behalf of the Fund. For this Fund, there is no limit on the Fund's maximum annual volatility. For this Fund, the Adviser’s goal is to limit the Fund's maximum range of total returns, over a twelve month period, to a gain or loss of less than 20%. The Fund is designed for investors that are not willing to endure an amount of investment risk comparable to, or greater than, the volatility of the S&P 500.

The Adviser takes a strategic approach to investing and intends to maintain a reasonably aggressive approach to investing, under normal market circumstances. In pursuing the Fund’s investment objective, the Adviser may engage in frequent trading of the Fund’s portfolio, resulting in a high portfolio turnover rate.

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program. Many factors affect the Fund’s net asset value and performance. The following risks apply to the Fund through its investments in Underlying Funds and the securities held by Underlying Funds.

•	Equity Risk. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•	Fixed Income Securities Risk. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will decrease more in response to rising interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default), extension risk (an issuer may exercise its right to repay principal on a fixed rate obligation held by the Fund later than expected), and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). Over the past few years interest rates have been historically low. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened.

•	Foreign Risk. An Underlying Fund may invest in foreign securities. Investing in foreign securities involves risks of adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity,
23

greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

•	High Yield Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

•	Limited History of Operations Risk. The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

•	Management Risk. The portfolio managers’ judgments about the attractiveness, value and potential appreciation of particular stocks or other securities in which the Fund invests may prove to be incorrect and there is no guarantee that the portfolio managers’ judgments will produce the desired results. In addition, research utilized by the Adviser from the research provider regarding the Underlying Funds, including research regarding asset allocation, may not prove accurate with respect to economic and market forecasts.

•	Market Risk. Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets.

•	Portfolio Turnover Risk. As a Fund principally investing in Underlying Funds, higher portfolio turnover within the Underlying Funds will result in higher transactional and brokerage costs for the Underlying Funds. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•	RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. As a Fund investing in Underlying Funds, the actual volatility of the Fund is driven by the portfolio holdings of the Underlying Funds. Because the Adviser will not know the current portfolio holdings of the Underlying Funds, it is possible that the actual volatility of the Fund may be more or less than the Fund’s RiskPro® estimated volatility. This could result in poor absolute or relative performance, including significant losses.

•	Sector Risk. The Fund’s investments may be focused in securities of a particular sector through its investment in Underlying Funds. Economic, legislative or regulatory developments may occur that significantly affect the sector. This may cause the Fund’s net asset value to fluctuate more than that of a fund that does not focus in a particular sector.

•	Small Cap Risk. The Fund’s investments in the Underlying Funds may expose the Fund to risks involved in investing in small capitalization companies. The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.

•	Underlying Funds Risk. Underlying Funds in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in equity securities and bonds. Each of the Underlying Funds is subject to its own investment strategy-specific risks.

Performance: Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.

Investment Adviser: Pacific Financial Group, LLC

Portfolio Managers: Jennifer Enstad, CFA®, Chief Investment Officer and Eric Neufeld, CFA®, Portfolio Manager have each served the Fund as a portfolio manager since it commenced operations in April 2020.

Purchase and Sale of Fund Shares: Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment

24

advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent investment amount. Fund shares may be purchased and redeemed on any day that the New York Stock Exchange is open for trading. Redemption requests may be made in writing, by telephone, or through a Financial Intermediary, and will be paid by ACH, check or wire transfer.

Tax Information: For Retirement Investors, dividends and capital gain distributions received from the Fund, whether reinvested in additional Fund shares or received in cash, are typically not taxable at the time of receipt. However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal by Retirement Investors from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer, investment adviser or other Financial Intermediary (such as a bank), the Fund and its related companies may pay the Intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer, investment adviser or other Financial Intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your Financial Intermediary’s website for more information.

25

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

Pacific Financial Fund	Investment Objective
PFG American Funds Growth Strategy	The Fund seeks growth of capital.
PFG American Funds Conservative Income Strategy	The Fund seeks current income.
PFG BR Equity ESG Strategy (f/k/a PFG BR Equity ETF Strategy)	The Fund seeks growth of capital.
PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)	The Fund seeks growth of capital.
PFG Fidelity Institutional AM® Equity Index Strategy Fund (f/k/a PFG Equity Index Focused Strategy Fund)	The Fund seeks total return.
PFG Tactical Income Strategy	The Fund seeks current income.

Each Fund’s investment objective may be changed by the Trust’s Board of Trustees upon 60 days written notice to shareholders. Shareholders may call 1-888-451-TPFG to request a copy of the Funds’ prospectus free of charge.

Principal Investment Strategies:

Each Fund pursues its investment objective by implementing the strategies as described above and supplemented as described below. Each Fund is structured as a fund of funds, meaning that that each Fund invests its assets in other registered investment companies, such as mutual funds or exchange-traded funds. The following provides additional information about the investment strategies employed by the Adviser.

Risk Management Using RiskPro®

Applies to All Funds

“RiskPro®” is a software technology developed by ProTools, LLC, an affiliate of the Adviser, to estimate the forward-looking, maximum annual range of total returns of a portfolio of securities. RiskPro® considers, among other factors, the volatility of the portfolio, over the prior twelve months; a comparison of the portfolio’s volatility, over that twelve-month period, to the volatility of the S&P 500 Index; and the long-term volatility of the S&P 500 Index. Based on proprietary algorithms, RiskPro® provides an estimate of the maximum range of gain or loss of a portfolio of securities, over a forward-looking rolling twelve-month period. IMPORTANT: The projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results. Further, RiskPro® does not consider the fees and expenses of the Fund, or the potential impact of extreme market conditions. There is no certainty that the estimates of annual volatility, as estimated by RiskPro, will be accurate. In addition, RiskPro’s® proprietary algorithms may lack predictive validity.

Underlying Fund Selection Using Rational Analysis Strategy

“Rational Analysis” is the Adviser’s proprietary investment research process whereby the Adviser integrates the optimal elements of Fundamental Analysis, Technical Analysis and Quantitative Analysis into a “Rational” decision-making model, in selecting securities for the Fund.

•	Technical Analysis is a method of evaluating securities by analyzing statistics generated by market activity, such as past prices and volume. Technical analysis uses charts and other tools to identify patterns that can suggest future activity of a security. The use of charts and patterns to forecast future market activity is a different approach than a fundamental analysis of a security, which seeks to measure the intrinsic value of a security. The Adviser uses Technical Analysis as an important factor in determining whether to sell securities.
•	Fundamental Analysis is a method of evaluating a security by attempting to measure the intrinsic value of a security, by examining economic, financial and other qualitative and quantitative factors. Fundamental analysis attempts to examine all of the factors that can affect the value of a security, including macroeconomic factors (like the overall economy and industry conditions) and factors specific to an individual security (such as the financial condition and management of a company). Fundamental analysis is an essential factor in making decisions to buy a security, as the analysis can reveal weaknesses or limits in a technical analysis or a quantitative analysis of a security.
•	Quantitative Analysis: The Adviser uses mathematic analytics and quantitative modeling of a security. The mathematical and statistical calculations include an analysis of Beta, standard deviation, Sharpe ratios, among others.
26

A quantitative analysis is useful in providing another perspective on how to view the value of a security and, because the analysis is driven by quantitative calculations, the analysis removes the emotion from the decision-making process.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Funds. Although the Funds will seek to meet their investment objectives, there is no assurance that they will do so.

The risk descriptions below provide a more detailed explanation of the principal investment risks that correspond to the risk of the Funds, as described in the Fund Summary sections of this Prospectus. The following risks apply to all Funds (except as noted) principally through their investments in Underlying Funds and the securities held by the Underlying Funds.

Emerging Markets Risk (except PFG American Funds Conservative Income Strategy, PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund) and PFG Tactical Income Strategy). The Fund may invest a portion of its assets in countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries, therefore security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

Equity Risk (except PFG Tactical Income Strategy). Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by an Underlying Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a specific sector, or a specific company.

Fixed Income Risk (except PFG American Funds Growth Strategy, PFG BR Equity ESG Strategy (f/k/a PFG BR Equity ETF Strategy Fund) and PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)). Fixed income risk factors include credit risk. A debtor’s credit quality may decline, which increases the risk of default and prepayment risk (the debtor may pay its obligation earlier or later than expected, potentially reducing the amount of interest payments or extending time to principal repayment). These risks could affect the value of a specific investment held by an Underlying Fund, possibly causing the share price and total return of an Underlying Fund to be reduced and fluctuate more than other types of investments, which in turn would have the same adverse impact on a Fund’s share price. When an Underlying Fund invests in fixed income securities, the value of a Fund’s investment in the Underlying Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. If the U.S. Federal Reserve’s Federal Open Market Committee (“FOMC”) raises the federal funds interest rate target, interest rates across the U.S. financial system may rise. However, the magnitude of rate changes across maturities and borrower sectors is uncertain. Rising rates may decrease liquidity and increase volatility, which may make portfolio management more difficult and costly to the Underlying Funds, which in turn may make portfolio management more difficult and costly to a Fund and its shareholders. Additionally, default risk increases if issuers must borrow at higher rates. Foreign markets may offer less protection to debt holders.

Foreign Risk (except PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)). To the extent an Underlying Fund invests in foreign securities, the Underlying Fund could be subject to greater risks because the Underlying Fund’s performance may depend on issues other than the performance of a specific company or U.S. market sector. These greater risks would be borne by the Funds, in turn. For example, changes in foreign economies and political climates are more likely to affect an Underlying Fund that invests in foreign securities, as compared to a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. -dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information. The values of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this

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country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations. As a result, an Underlying Fund that invests in foreign securities may be exposed to greater risk and will be more dependent on the ability of the adviser of the Underlying Fund to assess such risk than if the Underlying Fund invested solely in more developed countries. To the extent that the Funds invest in Underlying Funds that invest in foreign securities, then the Funds are subject to these additional risks.

High Yield Bond Risk. (PFG Tactical Income Strategy only). Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and an Underlying Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce an Underlying Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease an Underlying Fund’s share price, potentially resulting in losses for the Fund.

Large Capitalization Stock Risk. (PFG American Funds Growth Strategy, , PFG BR Equity ESG Strategy (f/k/a PFG BR Equity ETF Strategy Fund and PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund)) Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Limited History of Operations. Each Fund is a new mutual fund and has a limited history of operations for investors to evaluate. Investors in a Fund bear the risk that the Fund may not be successful in implementing its investment strategies, may be unable to implement certain of its investment strategies or may fail to attract sufficient assets, any of which could result in a Fund being liquidated and terminated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation. The Funds and the Adviser are subject to restrictions and limitations imposed by the Investment Company Act of 1940, as amended, (the “1940 Act”) and the Internal Revenue Code. These restrictions do not apply to the Adviser’s management of individual and institutional accounts, and may be one potential reason that a Fund may not achieve its investment objective.

Management Risk. The Adviser’s reliance on its investment strategies and the Adviser’s judgments about the value and potential appreciation of Underlying Funds in which a Fund invests may prove to be incorrect. The ability of a Fund to meet its investment objective is directly related to the Adviser’s proprietary investment process and the research provided by the research providers. Research utilized by the Adviser from the research providers may not prove accurate with respect to economic and market forecasts. The Adviser’s assessment of the relative value of Underlying Funds, or the securities held by Underlying Funds, along with the Adviser’s assessment of the attractiveness and potential appreciation of Underlying Funds, or the specific securities held by Underlying Funds, may prove to be incorrect and there is no guarantee that the Adviser’s investment strategies will produce the desired results. To the extent that the Adviser utilizes research regarding asset allocation models comprised of Underlying Funds, research regarding such models may fail to take into account changes in market and economic conditions in a timely manner. Accordingly, as a result of this delay and the Adviser’s inability to potentially consider implementing changes to the Fund’s portfolio, the Fund may suffer losses. Additionally, the failure of the Adviser to receive asset allocation model research from a research provider in a timely manner may cause the Fund to suffer losses. Further, the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, and the projections or other information generated by RiskPro® regarding the likelihood of various hypothetical outcomes may not prove to be accurate.

Market Risk. Overall stock and bond market risks may also affect the value of Underlying Funds and the Funds that invest in those Underlying Funds. For example, factors such as domestic economic growth and market conditions, interest rate levels and political events, all affect the securities markets. Stocks and bonds involve the risk that they may never reach what the Adviser believes is their full market value, either because the market fails to recognize the security’s intrinsic worth or the Adviser misgauged that worth. Securities may also decline in price, even though, in theory, they are already undervalued.

Medium Capitalization Stock Risk. (PFG American Funds Growth Strategy, PFG BR Equity ESG Strategy (f/k/a PFG BR Equity ETF Strategy Fund and PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund) only) The stocks of medium capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

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Passive Investment Risk. (PFG Fidelity Institutional AM® Equity Sector Strategy Fund (f/k/a PFG Sector Equity Business Cycle Strategy Fund) and PFG Fidelity Institutional AM® Equity Index Strategy (f/k/a PFG Equity Index Focused Strategy Fund) only) The Underlying Funds that are index funds are not actively managed, and the investment adviser of such an Underlying Fund generally does not attempt to take defensive positions under any market conditions, including declining markets.

Portfolio Turnover Risk. A higher portfolio turnover within Underlying Funds will result in higher transactional and brokerage costs, which will be borne, indirectly, by the Funds. In addition, where Funds invest in ETFs or individual securities, as opposed to mutual funds, a higher portfolio turnover will result in higher transactional and brokerage costs incurred directly by the Funds. High portfolio turnover may also result in adverse tax consequences. Similarly, a higher portfolio turnover rate for the Fund itself will result in higher transactional and brokerage costs. Active trading may also increase the Fund’s realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder

RiskPro® Risk. While the Adviser utilizes RiskPro® as a research tool, in managing the Fund’s volatility over a forward-looking rolling twelve-month period, the projections or other information generated by RiskPro® regarding the likelihood of various outcomes are hypothetical in nature, do not reflect actual investment results and are not a guarantee of future results.

Sector Risk. Sector risk is the possibility that securities within the same sector will decline in price due to sector-specific market or economic developments. If an Underlying Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, a Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors. Additionally, some sectors could be subject to greater government regulation than other sectors. Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.

Small Cap Risk (except PFG Tactical Income Strategy). The stocks of small capitalization companies involve substantial risk. These companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group. Stocks of these companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Underlying Funds Risk. Other investment companies in which a Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in a Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks. Additional risks of investing in ETFs and mutual funds are described below:

•	ETF Tracking Risk: Investment in a Fund should be made with the understanding that the passive ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive ETFs in which a Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive ETFs may, from time to time, temporarily be unavailable, which may further impede the passive ETFs’ ability to track their applicable indices.

•	Mutual Funds and Management Risk: When a Fund invests in Underlying Funds, there is a risk that the investment advisers of those Underlying Funds: (i) may make investment decisions that are detrimental to the performance of the Fund; (ii) may be unsuccessful in meeting the Underlying Fund’s investment objective; and (iii) may temporarily pursue strategies which are inconsistent with a Fund’s investment objective. These risks are increased for Funds that invest at least 80% of the Fund’s assets, under normal market circumstances, in Underlying Funds managed by a single investment adviser.

•	Net Asset Value and Market Price Risk: The market value of ETF shares may differ from their net asset value. This difference in price may be reflect that the supply and demand in the market for shares of the ETF at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when ETF shares trade at a premium or discount to net asset value.

•	Strategies Risk: Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, and foreign currency risk, as well as risks associated with fixed income securities and commodities.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While a Fund is in a defensive position, the

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its ability to achieve its investment objective will be limited. Furthermore, to the extent that the Funds invest in money market mutual funds for cash positions, there will be some duplication of expenses because the Funds pay their pro-rata portion of such money market funds’ advisory fees and operational fees. Each Fund may also invest a substantial portion of its assets in shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Cybersecurity: The computer systems, networks and devices used by the Funds and their service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches. Despite the various protections utilized by the Funds and their service providers, systems, networks, or devices potentially can be breached. The Funds and their shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality. Cybersecurity breaches may cause disruptions and impact the Funds’ business operations, potentially resulting in financial losses; interference with the Funds’ ability to calculate their NAV; impediments to trading; the inability of the Funds, the adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Funds invest; counterparties with which the Funds engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Funds’ shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

Portfolio Holdings Disclosure: A description of the Funds’ policies regarding the release of portfolio holdings information is available in the Funds’ Statement of Additional Information.

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MANAGEMENT

Investment Adviser: Pacific Financial Group, LLC (“Adviser”), 2077 West Coast Highway, Newport Beach, CA 92663, serves as investment adviser to the Funds. Subject to the oversight of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting the Funds’ investments according to the Funds’ investment objectives, policies and restrictions. The Adviser’s principal business is providing asset allocation portfolios, which are also referred to as model portfolios, which utilize the Funds as underlying investments, to retirement plan participants. As of December 31, 2019, the Adviser had approximately $2.3 billion in assets under management.

Pursuant to the Advisory Agreement, each Fund pays the Adviser, on a monthly basis, an annual advisory fee equal to 1.25% of that Fund’s average daily net assets. Under the Advisory Agreement, the amount of the annual advisory fee paid by each Fund to the Adviser is reduced, based on the total assets under management (“AUM”) of all Funds managed by the Adviser. The annual advisory fee is paid monthly and is equal to 1.25% of each Fund’s average daily assets, so long as total AUM of all Funds managed by the Adviser is less than $3 billion; the annual advisory fee is equal to 1.20% on that portion of each Fund’s average daily net assets, to the extent that total AUM of all Funds managed by the Adviser is greater than $3 billion.

The Funds are primarily used by The Pacific Financial Group, Inc. (“TPFG”), an affiliate of the Adviser, to build model portfolios comprised of the Funds (“Model Portfolios”) for TPFG’s clients, who are also investors in the Funds. TPFG clients may also invest in an individual PFG Fund, and each Fund is made up of a number of Underlying Funds. Under either circumstance, Fund investors are introduced to TPFG through their investment adviser/Financial Intermediary, and the investment adviser/Financial Intermediary is compensated for the introduction. The sources of the compensation paid to the investor’s adviser are the resources of TPFG and the Adviser, which include profits from the investment advisory fees paid to the Adviser, and profits from the administrative services fees paid to TPFG. These fees, which are paid by the Funds, are indirectly paid by the investors in the Funds. Investors should review their TPFG client agreement, which provides details regarding the fees paid by the Funds to TPFG and its affiliate. Additional information about the advisory fees paid to the Adviser and the administrative service fees paid to TPFG may be found in the Funds’ Statement of Additional Information. Ms. Enstad and Mr. Neufeld are jointly and primarily responsible for the day to day management of the Funds.

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory Agreement will be available in the Funds’ semi-annual shareholder report dated October 31, 2020.

Portfolio Managers:

Jennifer Enstad

Ms. Enstad is the Chief Investment Officer for the Adviser. Ms. Enstad began her career with the Adviser’s affiliate, The Pacific Financial Group, Inc., a Washington State investment adviser (“TPFG”) in 1990 and has served in a number of capacities for TPFG, including performing operational duties (1990-1995), as the Head Trader (1995-2002), as the Director of Operations (1998-2002), as an Analyst (2002-2004), as an Assistant Portfolio Manager (2004-2006), as a Portfolio Manager (2006-2017), as Senior Portfolio Manager (2017-2018) and as Chief Investment Officer (2018-present). Ms. Enstad served as Chief Investment Officer for the Adviser since 2018. Ms. Enstad has a B.A. in Business from the University of Washington and is a Chartered Financial Analyst.

Eric Neufeld

Mr. Neufeld is a Portfolio Manager for the Adviser. Mr. Neufeld is also with the Adviser’s affiliate, TPFG, where he started as an Investment Analyst in 2013, began working as an Associate Portfolio Manager in 2014, and as a Portfolio Manager in 2015. Prior to TPFG, for seven years, from 1998 – 2005, Mr. Neufeld worked with institutional retirement plans at Fidelity Investments. Mr. Neufeld served as a Portfolio Manager for the Adviser since 2018. Mr. Neufeld has an M.B.A. in Finance from Suffolk University, a B.B.A. in Finance from James Madison University and is a Chartered Financial Analyst.

Each Portfolio Manager is jointly and primarily responsible for the day to day management of the Funds.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price of each Fund’s shares is determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern Time) on each day the NYSE is open for business. NAV is computed by determining the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account the expenses and fees of the Funds, including management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Funds (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Funds may use independent pricing services to assist in calculating the value of the Funds’ securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Funds. Because the Funds may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Funds’ portfolio securities may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign securities held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Funds’ portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Funds price its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Funds calculate their NAVs, the Adviser may need to price the security using the Funds’ fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Funds’ portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Funds’ NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Choosing a Fund

Fund shares are available for purchase by all investors, though it is anticipated that most investors will purchase Fund shares through retirement programs, such as (i) pensions or other employee benefit plans (ii) tax-qualified retirement plans (including KEOGH plans) (iii) individual retirement accounts (collectively, “Retirement Investors”). Further, Retirement Investors, as well as all other investors, may only purchase Fund shares through broker/dealers, investment advisers and other financial advisers (“Financial Intermediaries”). There is no minimum initial investment amount or minimum subsequent amount.

It is anticipated that Fund shareholders will be clients of The Pacific Financial Group, Inc. (“TPFG”), an investment adviser that is affiliated with the Adviser. TPFG provides clients with discretionary investment management services, including, for many clients, the construction and management of Model Portfolios comprised of PFG Funds. You may purchase shares of the Fund by sending a completed application form to the following address:

Regular Mail Pacific Financial Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154-1150 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Gemini Fund Services, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130-2095 1-888-451-TPFG

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Funds in verifying your identity. Until such verification is made, the Funds may temporarily reject additional share purchases. In addition, the Funds may reject additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Automatic Investment Plan: You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically takes money from your bank account and invests it in the Funds through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments on specified days of each month into your established Fund account. Please contact the Funds at 1-888-451-TPFG for more information about the Funds’ Automatic Investment Plan.

Purchase through Brokers: You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a brokers authorized designee, receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Funds. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire: If you wish to wire money to make an investment in the Funds, please call the Funds at 1-888-451-TPFG for wiring instructions and to notify the Funds that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Funds will normally accept wired funds for investment on the day received if they are received by the Funds’ designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

The Funds, however, reserve the right, in their sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Pacific Financial Funds.” The Funds will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Funds will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

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Note: Gemini Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

When Order is Processed: All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Funds receive your application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern Time) will be processed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•         the name of the Fund and share class;

•         the dollar amount of shares to be purchased; and

•         a completed purchase application or investment stub; and

•         a check payable to the “__________________________”

Self-Directed Brokerage Accounts: Participants in retirement plans, such as 401(k) plans, may be provided with the option to open a self-directed brokerage account through the retirement plan’s administrator or record keeper. The Funds, including Model Portfolios constructed by the Adviser or its affiliate, TPFG, may be available for purchase through a retirement plan’s self-directed brokerage account. Retirement plan participants may contact their Financial Intermediary, or may contact the Funds at 1-888-451-TPFG, for more information about investing in the Funds, or in Model Portfolios comprised of the Funds, through self-directed brokerage accounts.

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HOW TO REDEEM SHARES

Redeeming Shares: You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail Pacific Financial Funds c/o Gemini Fund Services, LLC P.O. Box 541150 Omaha, NE 68154-1150 1-888-451-TPFG	Express/Overnight Mail Pacific Financial Funds c/o Gemini Fund Services, LLC 17645 Wright Street, Suite 200 Omaha, NE 68130-2095 1-888-451-TPFG

Redemptions by Telephone: The telephone redemption privilege is automatically available to all new accounts except retirement accounts. If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application. To redeem by telephone, call 1-888-451-TPFG. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions. IRA accounts are not redeemable by telephone.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. Neither the Funds, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker: If shares of the Funds are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Funds. The servicing agent may charge a fee for this service.

Redemptions by Wire: You may request that your redemption proceeds be wired directly to your bank account. The Funds’ transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Funds’ Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $1,000 on specified days of each month into your established bank account. Please contact the Fund at 1-888-451-TPFG for more information about the Funds’ Automatic Withdrawal Plan.

The Funds typically expect that it will take up to seven days following the receipt of your redemption request to pay out redemption proceeds by check or electronic transfer, except as noted above. The Funds typically expect to pay redemptions from cash, cash equivalents, proceeds from the sale of fund shares, and then from the sale of portfolio securities. These redemption payment methods will be used in regular and stressed market conditions.

Self-Directed Brokerage Accounts: If you invested in the Funds through a self-directed brokerage account available through your retirement plan, you should contact your Financial Intermediary, your plan administrator or record keeper, or the Funds at 1-888-451-TPFG, for information about redeeming your shares.

Redemptions in Kind: The Funds reserve the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than the lesser of $250,000 or 1% of the Funds’ assets. The securities will be chosen by the Funds and valued under the Funds’ net asset value procedures. To the extent feasible, redemptions in kind will be paid with a pro rata allocation of the Fund’s portfolio. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent: Once the Funds receive your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

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Good Order: Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•         The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•         The request must identify your account number;

•         The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•         If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

Suspension of Redemptions: Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times: (a) when the NYSE is closed, other than customary weekend and holiday closings; (b) when trading on that exchange is restricted for any reason; (c) when an emergency exists as a result of which disposal by the Funds of securities owned is not reasonably practicable or it is not reasonably practicable for the Funds to fairly determine the value of net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or (d) when the Securities and Exchange Commission by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption. In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

When You Need Medallion Signature Guarantees: If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed. A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers. You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Funds;
•	you request that a redemption be mailed to an address other than that on record with the Funds;
•	the proceeds of a requested redemption exceed $50,000;
•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations). Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization. A notary public cannot guarantee signatures.

Retirement Plans: If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Funds should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Trust’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include, but are not limited to, committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ Market Timing Trading Policy. Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds. While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in its ability to monitor the trading activity or enforce the Funds’ Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Funds’ Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account). When you redeem your shares you may realize a taxable gain or loss. This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

The Funds intend to distribute substantially all of their net investment income and net capital gains annually. Both distributions will be reinvested in shares of the Funds unless you elect to receive cash. Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from the Funds will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January. Each year the Funds will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds. The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number. If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending. The Funds are required to withhold taxes if a number is not delivered to the Funds within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice. You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

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DISTRIBUTION OF SHARES

Distributor: Northern Lights Distributors, LLC, 17645 Wright Street, Suite 200, Omaha, NE 68130, is the distributor for the shares of the Funds. Northern Lights Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Funds are offered on a continuous basis.

Distribution Fees: The Trust, on behalf of the Funds, has adopted a Master Distribution and Shareholder Servicing Plan for Class R shares pursuant to Rule 12b-1 (the “Plan”), pursuant to which a Fund pays the Funds’ distributor an annual fee for distribution and shareholder servicing expenses. Pursuant to the Plan, each Fund may pay the Distributor an annual fee for distribution and shareholder servicing expenses of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares. As of the date of this Prospectus and until further notice, the Board of Trustees have authorized only up to 0.10% per year of each Fund’s average daily net assets for such distribution and shareholder services activities under the Plan.

The Funds’ distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others, such as custodial platform providers and retirement plan administrators (“Platforms”), in the distribution of Fund shares and in the servicing of Fund shareholders. For the distributor, such services and expenses include overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. For Platforms, the Plan permits the payment of fees charged by Platforms for distribution services provided in connection with Fund shares and custodial, recordkeeping and other services provided to Fund shareholders.

For financial intermediaries, such as brokers, investment advisers, financial planners, banks, insurance companies and others, including their respective representatives (collectively, “Financial Intermediaries”), Plan fees may be used for payment of shareholder services, such as shareholder account administrative services, and marketing support, which may include access to, or financial support for, sales meetings; access to sales representatives and Financial Intermediary management representatives; inclusion of the Funds on a sales list, including a preferred or select sales list; printing and distribution of sales literature and advertising materials; or participation in other sales programs . If you work with a Financial Intermediary in investing in the Funds, the Financial Intermediary may receive 12b-1 fees from the Funds’ distributor, for the marketing support and shareholder services provided by the Financial Intermediary.

Additional Compensation to Financial Intermediaries: The Funds’ Adviser and its affiliates will, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities such as providing investment advisory or administrative services to the Funds, provide additional cash payments to Financial Intermediaries and to Platforms that sell shares of the Funds, assist in the marketing of the Funds, or provide services to the Funds’ shareholders. These payments are in addition to the Rule 12b-1 Plan fees that are disclosed elsewhere in this Prospectus.

Householding: To reduce expenses, the Funds mail only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-888-451-TPFG on days the Funds are open for business or contact your financial institution. The Funds will begin sending you individual copies thirty days after receiving your request.

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FINANCIAL HIGHLIGHTS

Because the Funds have only recently commenced investment operations, no financial highlights are available for the Funds at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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PRIVACY NOTICE

Rev. February, 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions

• account transactions and transaction history

• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

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What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

• open an account or deposit money

• direct us to buy securities or direct us to sell your securities

• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

• sharing for affiliates’ everyday business purposes – information about your creditworthiness.

• affiliates from using your information to market to you.

• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.
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PACIFIC FINANCIAL FUNDS

Adviser	Pacific Financial Group, LLC 2077 West Coast Highway Newport Beach, CA 92663
Distributor	Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Transfer Agent	Gemini Fund Services, LLC 4221 North 203rd Street, Suite 100 Elkhorn, Nebraska 68022-3474
Custodian	The Bank of New York Mellon One Wall Street New York, NY 10286
Independent Registered Public Accounting Firm	Cohen & Company 1350 Euclid Ave., Suite 800 Cleveland, OH 44115

Additional information about the Funds is included in the Funds’ Statement of Additional Information (the “SAI”). The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Funds’ policies and management. Additional information about the Funds’ investments is available in the Funds’ Annual and Semi-Annual Reports to Shareholders. In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Fund, please call 1-888-451-TPFG or visit www.TPFG.com. You may also write to:

Pacific Financial Funds

c/o Gemini Fund Services, LLC
P.O. Box 541150

Omaha, NE 68154-1150

Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-21720